Loans and borrowings (Tables)	6 Months Ended
Jun. 30, 2025
Borrowings [abstract]
Disclosure of Detailed Information About Borrowings

	June 30, 2025	December 31, 2024
(in $ millions)	$	$
Non-current
Bank loans	139	116
Lease liabilities	144	125
	283	241
Current
Convertible notes (including embedded derivative)	1,479	—
Bank loans	114	90
Lease liabilities	37	33
	1,630	123
Terms and conditions of outstanding loans and borrowings (including lease liabilities) are as follows:

	Currency	Nominal interest rate	Year of maturity	Carrying amount
				$
Convertible notes (including embedded derivative)	USD	0%	2030	1,479
Bank loans	SGD	1.5% to 2.1%	2025-2030	167
Bank loans	MYR	2.1% to 3.6%	2025-2027	*
Bank loans	MYR	COF** -2.0% to +1.3%	2025-2028	14
Bank loans	IDR	3.0% to 9.5%	2025-2030	27
Bank loans	THB	COF** + 7.0% p.a.	2025	45
Lease liabilities	Multiple	4.1% to 12.5%	2025-2037	181
				1,913
*Amount less than $1 million
**cost of funds – which are variable rates specific to country and/or financial institutions

Disclosure of Issuance of Notes
The net proceeds received from the issuance of the Notes have been allocated as follows on initial recognition:

(in $ millions)	$
On initial recognition
Proceeds from issue of convertible notes (1,500,000 Notes at $1,000 per Note)	1,500
Fair value of the embedded derivative	(482)
Transaction costs	(22)
At inception	996

June 30, 2025
At inception	996
Interest accrued on convertible notes	4
Carrying amount of host liability as at June 30, 2025	1,000

Fair value of the embedded derivative as at June 30, 2025	479